Intangible Assets, net	12 Months Ended
Dec. 31, 2022
Intangible Assets, net
Intangible Assets, net

6.Intangible Assets, net

Intangible assets, net consist of the following:

	As of December 31,
	2021	2022
	US$	US$
Purchased software	591,920	548,921
Less: Accumulated amortization	(342,954)	(459,389)
Intangible Assets, net	248,966	89,532

Amortization expense of intangible assets for the years ended December 31, 2020, 2021 and 2022 amounted to US$130,004, US$153,085 and US$145,815, respectively. Estimated amortization expenses of the existing intangible assets for each of the five years ending December 31, 2027 and thereafter is US$77,378, US$12,154, nil, nil and nil respectively.